September 25, 2020

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20002

RE: The Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), of the SFS Series Trust

Ladies and Gentlemen:

On behalf of SFS Series Trust (the “Trust”), we enclose pre-effective amendment No. 1 to the registration statement. This pre-effective amendment addresses comments received from the Securities and Exchange Commission on the Trust’s initial N-1A filed on August 4, 2020 registering a new series of the Trust, the Hercules Fund.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP

JOHN H. LIVELY ● MANAGING PARTNER

11300 Tomahawk Creek Pkwy  ●   Ste. 310   ●   Leawood, KS 66211   ●   p: 913.660.0778   ●   c: 913.523.6112

Practus, LLP ● John.Lively@Practus.com ● Practus.com